Financial assets at fair value through other comprehensive income - Securities by type (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	[1]	€ 31,223
Investments	[1]		€ 79,073
Equity securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		3,228
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		25,616
Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		€ 2,379
Available-for-sale investments [member]
Disclosure of financial assets [line items]
Investments			69,730
Held-to-maturity investments [member]
Disclosure of financial assets [line items]
Investments			€ 9,343

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.